Trade receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [Abstract]
Total trade receivables	$ 201,536	$ 210,933
Contract assets	68,950	68,014
Allowance for doubtful accounts	(22,303)	(28,310)	$ (35,353)
Trade receivables, net	248,183	250,637
Maritime [Member] | Tugboats [Member]
Trade receivables [Abstract]
Total trade receivables	26,149	14,033
Maritime [Member] | Shipyards [Member]
Trade receivables [Abstract]
Total trade receivables	18,897	30,015
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	13,542	21,719
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	12,350	14,773
Maritime [Member] | Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	1,017	0
Maritime [Member] | Others [Member]
Trade receivables [Abstract]
Total trade receivables	182	167
Ports and Terminals [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	39,877	44,426
Ports and Terminals [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	8,843	5,154
Ports and Terminals [Member] | Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	233	434
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	47,695	52,034
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	31,142	27,489
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	446	689
Logistics, Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,163	$ 0